Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details)		1 Months Ended	12 Months Ended
		Oct. 31, 2023 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)
Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) [Line Items]
Interest charged			$ 634,149		$ 460,112
Proceeds from convertible note issue		$ 1,004,889		$ 432,115
Repayments during the year			(327,490)		53,115
Modification of fair value on extinguishment
Interest accrued during the year				549,470		$ 397,834
Related Parties [Member]
Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) [Line Items]
Beginning of the period	[1]			1,662,411		502,237
Reclassify >5% holder as related party loan(i)	[2]					762,340
Modification of fair value on extinguishment
Interest accrued prior to modification
Repayments made during the period				(71,517)
Closing Balance				2,140,364		1,662,411
Loans from associated entities [Member]
Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) [Line Items]
Beginning of the period				156,068		155,304
Interest charged				645		764
Closing Balance				$ 156,713		$ 155,068
Convertible Notes from Related Parties [Member]
Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) [Line Items]
Beginning of the period			759,678		76,485
Reclassify >5% holder as related party loan(i)	[2]		287,886		328,928
Proceeds from convertible note issue					301,150
Interest accrued during the year			73,012		53,115
Closing Balance			$ 793,086		$ 759,678

[1]	The Convertible Notes from directors relates to: ● For 2024, convertible notes received from an entity related to Nathan Givoni, Executive Director, and Jeffrey Olyniec, Non-Executive Director. ● For 2025, convertible notes received from an entity related to Nathan Givoni, Executive Director.
[2]	Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan